Prepaid Expenses and Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets	At June 30, 2023 and December 31, 2022, prepayment and other current assets consisted of the following:
	June 30,	December 31,
	2023	2022

Prepayment	$1,427,559	$418,642
Advance to suppliers	204,329	3,731
Deposits	246,911	123,012
Other receivables	1,157,566	792,034
	$3,036,365	$1,337,419